Document and Entity Information	0 Months Ended
Jun. 05, 2014
Risk/Return:
Document Type	497
Document Period End Date	Jun. 05, 2014
Registrant Name	FundVantage Trust
Central Index Key	0001388485
Amendment Flag	false
Document Creation Date	Jun. 05, 2014
Document Effective Date	Jun. 02, 2014
Prospectus Date	Jun. 02, 2014
WHV/EAM International Small Cap Equity Fund | Class A
Risk/Return:
Trading Symbol	WHSAX
WHV/EAM International Small Cap Equity Fund | Class I
Risk/Return:
Trading Symbol	WHSIX
WHV/EAM Emerging Markets Small Cap Equity Fund | Class A
Risk/Return:
Trading Symbol	WVEAX
WHV/EAM Emerging Markets Small Cap Equity Fund | Class I
Risk/Return:
Trading Symbol	WVEIX